Leasehold commitments (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2014,the future minimum leasehold commitments payments are as follows:

Expiration year	Amount
2015	2,305
2016	1,714
2017	1,585
2018	1,621
2019	1,669
Thereafter	14,128
Total minimum payments(1)	23,022

(1)	Minimum payments have not been reduced by minimum sublease rentals of $2,063 thousand due in the future under non-cancelable subleases.

Operating Leases of Lessee Disclosure [Table Text Block]	The following table presents an analysis of all operating leases:
	2014	2013	2012
Rent expense	3,019	2,925	2,468
Less: Sublease rentals	(661)	(559)	(386)
	2,358	2,366	2,082